August 4, 2006
VIA EDGAR
United States Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE
Room: 6125
Washington DC, 20549
ATTN: H. Christopher Owings, Assistant Director
RE:  RETAIL VENTURES, INC.
AMENDMENT NO. 3 TO REGISTRATION STATEMENT ON FORM S-3,
FILED AUGUST 2, 2006; COMMISSION FILE NO. 333-134225

Dear Mr. Owings:
On behalf of Retail Ventures, Inc. (the “Company”), we are hereby responding to comments by the staff (the “Staff”) of the Securities and Exchange Commission contained in your letter dated August 4, 2006 (the “Comment Letter”), in connection with the above-captioned registration statement (the “Registration Statement”). For convenience of reference, each of the Staff’s comments is reproduced below in italics under the Staff’s topic headings followed in each case by the related Company response.
United States Federal Income Tax Consequences, page 44
1.	We note your response to comment 1 in our letter dated July 28, 2006 and reissue the comment. Also, your disclosure that the discussion is a fair and accurate summary of the United States federal income tax consequences is inappropriate because it appears you are only addressing the “fairness” or “accuracy” of the prospectus disclosure. Counsel must opine on the tax consequences, not the manner in which they are described in the prospectus. Please revise.
Company Response:
We have made the requested changes to the disclosure.

Exhibit 8.2
2.	We note your response to comment 5 in our letter dated July 28, 2006 and reissue the comment.
Company Response:
Skadden, Arps, Slate, Meagher & Flom LLP has changed its opinion language to read as follows:
Based upon and subject to the foregoing,
to the extent the discussion set forth in the RVI Registration Statement under the caption “United States Federal Income Tax Consequences” sets forth legal conclusions, it constitutes our opinion, subject to the qualifications set forth therein; and
to the extent the discussion set forth in the DSW Registration Statement under the caption “Material U.S. Federal Income and Estate Tax Consequences” sets forth legal conclusions, it constitutes our opinion, subject to the qualifications set forth therein.
3.	Please remove the statement indicating that counsel has no obligation to supplement or revise the opinion as of the effective date of the registration statement.
Company Response:
Skadden, Arps, Slate, Meagher & Flom LLP has replaced the reference to the date of the opinion with a reference to the effective date of the registration statement.
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We thank you for your prompt attention to this letter responding to the Staff’s Comment Letter and look forward to hearing from you at your earliest convenience. Please direct any questions concerning this filing to the undersigned at (212) 735-2588.
Very truly yours,
/s/  Robert M. Chilstrom

Robert M. Chilstrom

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